Notes Payable (Details) - Schedule of Future Minimum Principal Payments - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Schedule of Future Minimum Principal Payments [Abstract]
2023	$ 92,531	$ 6,628
2024	201	91,576
2025	29	182
2026	21	9
2027		8
Total future minimum payments		98,403
Less: debt discount	(796)	(959)
Total	$ 93,815	97,444
Total current portion of notes payable, net		6,628
Total notes payable, net of current portion		$ 90,816